CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,226,044)	$ (9,353,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	578,503	302,932
Reduction of finance right-of-use asset	681,763	597,904
Reduction of operating right-of-use asset	286,337	131,090
Loss on financing transactions	2,472,915
Noncash interest	2,528,106	2,934,254
Noncash research and development	100,000
Loss on disposal of property and equipment	117,449
Amortization of debt discount	1,468,497	135,956
Bad debt expense	87,181	54,448
Stock-based compensation	716,193	5,000
Shares issued for services received	163,573
Change in fair value of earnout liability	(12,080,000)
Change in fair value of debt	(1,070,307)
Change in fair value of warrant liability	(1,857,460)	20,756
Impairment of assets	682,126
Loss on extinguishment of debt	9,743,043	192,731
Changes in operating assets and liabilities:
Accounts receivable	(687,339)	(296,524)
Inventory	(1,010,152)	(26,936)
Prepaid expenses and other current assets	1,061,382	(319,416)
Deferred financing costs		(1,807,626)
Other assets	(21,087)	(108,117)
Accounts payable	(472,438)	2,195,139
Accrued expenses	3,384,095	854,915
Operating lease liabilities	38,101	(148,486)
Commission settlement		(127,074)
Net cash used in operating activities	(10,315,563)	(4,762,394)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,903,242)	(331,373)
Net cash used in investing activities	(1,903,242)	(331,373)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A Convertible Preferred Stock and warrants	9,526,000
Proceeds from subscription agreements		1,225,000
Proceeds from line of credit		18,759,540
Repayments of line of credit		(17,587,978)
Proceeds from issuance of subordinated notes		375,000
Repayments of subordinated notes		(75,000)
Payment of deferred financing cost	(129,117)
Principal payments on finance lease obligations	(1,026,701)	(822,315)
Principal payments on equipment financing obligation	(45,610)	(41,728)
Repayments of subordinated loan and security agreement		(710,320)
Proceeds from issuance of unsecured subordinated promissory notes		5,131,789
Repayments of unsecured subordinated promissory notes		(500,000)
Net cash provided by (used in) financing activities	8,324,572	5,753,988
Net increase (decrease) in cash and cash equivalents	(3,894,233)	660,221
Cash and cash equivalents at beginning of period	15,916,141	1,500,582
Cash and cash equivalents at end of period	12,021,908	2,160,803
Supplemental disclosure of cash flow information:
Cash paid for interest	1,134,832	559,230
Cash paid for franchise taxes	800	6,480
Supplemental disclosure of noncash investing and financing activities:
Acquisition of property and equipment through finance financing		1,560,520
Addition of ROU assets from finance lease modification		$ 239,000
ROU assets obtained in exchange for finance lease obligations	1,273,511
Conversion of Subordinated Convertible Notes to common stock	$ 919,546